Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Inventories [Abstract]
Finished goods	$ 89,774	$ 66,779
Work-in-process	5,851	7,815
Raw materials	45,158	48,791
Total Inventory	$ 140,783	$ 123,385